UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21162

Name of Fund: BlackRock Basic Value Principal Protected Fund of BlackRock
              Principal Protected Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2006

                                                              Shares                                                     Percent of
                Industry                                        Held  Common Stocks                            Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Above-Average   Diversified Telecommunication Services        87,100  AT&T, Inc.                           $  2,835,976       1.6%
Yield           Metals & Mining                              110,600  Alcoa, Inc.                             3,101,224       1.7
                Capital Markets                              115,200  The Bank of New York Co., Inc.          4,061,952       2.2
                Diversified Telecommunication Services        65,800  BellSouth Corp.                         2,812,950       1.6
                Oil, Gas & Consumable Fuels                   31,300  Chevron Corp.                           2,030,118       1.1
                Multi-Utilities                               18,500  Dominion Resources, Inc.                1,415,065       0.8
                Chemicals                                     66,500  E.I. du Pont de Nemours & Co.           2,848,860       1.6
                Oil, Gas & Consumable Fuels                  122,900  Exxon Mobil Corp.                       8,246,590       4.6
                Industrial Conglomerates                     111,500  General Electric Co.                    3,935,950       2.2
                Food Products                                 65,800  General Mills, Inc.                     3,724,280       2.1
                Pharmaceuticals                               53,100  GlaxoSmithKline Plc (b)                 2,826,513       1.6
                Aerospace & Defense                           60,200  Honeywell International, Inc.           2,462,180       1.4
                Diversified Financial Services               154,432  JPMorgan Chase & Co.                    7,252,127       4.0
                Pharmaceuticals                               34,800  Johnson & Johnson                       2,259,912       1.2
                Pharmaceuticals                              144,500  Pfizer, Inc.                            4,098,020       2.2
                Electric Utilities                            49,800  The Southern Co.                        1,716,108       0.9
                Diversified Telecommunication Services       103,200  Verizon Communications, Inc.            3,831,816       2.1
                                                                                                           -------------------------
                                                                                                             59,459,641      32.9
------------------------------------------------------------------------------------------------------------------------------------
Below-Average   Insurance                                     32,400  The Allstate Corp.                      2,032,452       1.1
Price/Earnings  Insurance                                     68,000  American International Group, Inc.      4,505,680       2.5
Ratio           Diversified Financial Services               101,556  Bank of America Corp.                   5,440,355       3.0
                Health Care Equipment & Supplies              71,800  Baxter International, Inc.              3,264,028       1.8
                Food Products                                  9,300  Cadbury Schweppes Plc (b)                 397,761       0.2
                Diversified Financial Services                86,500  Citigroup, Inc.                         4,296,455       2.4
                Beverages                                    117,340  Coca-Cola Enterprises, Inc.             2,444,192       1.4
                Media                                         23,300  Gannett Co., Inc.                       1,324,139       0.7
                Insurance                                     56,800  Genworth Financial, Inc. Class A        1,988,568       1.1
                Computers & Peripherals                       61,200  Hewlett-Packard Co.                     2,245,428       1.2
                Semiconductors & Semiconductor Equipment      90,700  Intel Corp.                             1,865,699       1.0
                Household Durables                            62,100  Koninklijke Philips Electronics NV      2,174,121       1.2
                Food Products                                 35,800  Kraft Foods, Inc.                       1,276,628       0.7
                Hotels, Restaurants & Leisure                 67,400  McDonald's Corp.                        2,636,688       1.5
                Capital Markets                               64,300  Morgan Stanley                          4,688,113       2.6
                Aerospace & Defense                           49,500  Northrop Grumman Corp.                  3,369,465       1.9
                Pharmaceuticals                              120,900  Schering-Plough Corp.                   2,670,681       1.5
                Food Products                                139,500  Unilever NV (b)                         3,423,330       1.9
                IT Services                                  377,000  Unisys Corp. (a)                        2,133,820       1.2
                Office Electronics                           151,400  Xerox Corp. (a)                         2,355,784       1.3
                                                                                                           -------------------------
                                                                                                             54,533,387      30.2
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2006

                                                              Shares                                                     Percent of
                Industry                                        Held  Common Stocks                            Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Low Price-to-   Media                                         79,400  Comcast Corp. Special Class A (a)    $  2,922,714       1.6%
Book Value      Machinery                                     21,000  Deere & Co.                             1,762,110       1.0
                Energy Equipment & Services                   56,700  GlobalSantaFe Corp.                     2,834,433       1.6
                Energy Equipment & Services                   41,900  Halliburton Co.                         1,192,055       0.7
                Insurance                                     31,600  Hartford Financial Services Group,
                                                                      Inc.                                    2,741,300       1.5
                Household Products                            57,300  Kimberly-Clark Corp.                    3,745,128       2.1
                Semiconductors & Semiconductor Equipment     283,400  LSI Logic Corp. (a)                     2,329,548       1.3
                Insurance                                     60,500  Marsh & McLennan Cos., Inc.             1,703,075       0.9
                Communications Equipment                      39,200  Motorola, Inc.                            980,000       0.5
                Aerospace & Defense                           93,800  Raytheon Co.                            4,503,338       2.5
                Insurance                                     84,834  The St. Paul Travelers Cos., Inc.       3,977,866       2.2
                Computers & Peripherals                      397,900  Sun Microsystems, Inc. (a)              1,977,563       1.1
                Media                                        206,900  Time Warner, Inc.                       3,771,787       2.1
                Industrial Conglomerates                     137,700  Tyco International Ltd.                 3,854,223       2.1
                Media                                         82,600  Walt Disney Co.                         2,553,166       1.4
                Commercial Banks                             163,900  Wells Fargo & Co.                       5,929,902       3.3
                                                                                                           -------------------------
                                                                                                             46,778,208      25.9
------------------------------------------------------------------------------------------------------------------------------------
Low Price-to-   Insurance                                     27,700  XL Capital Ltd. Class A                 1,902,990       1.1
Earnings Per
Share
------------------------------------------------------------------------------------------------------------------------------------
Special         Semiconductors & Semiconductor Equipment      34,100  Applied Materials, Inc.                   604,593       0.4
Situations      Energy Equipment & Services                   34,200  BJ Services Co.                         1,030,446       0.6
                Semiconductors & Semiconductor Equipment     126,300  Fairchild Semiconductor
                                                                      International, Inc. (a)                 2,361,810       1.3
                Specialty Retail                              98,200  The Gap, Inc.                           1,860,890       1.0
                Computers & Peripherals                       64,200  International Business Machines
                                                                      Corp.                                   5,260,548       2.9
                Media                                        221,800  Interpublic Group of Cos., Inc. (a)     2,195,820       1.2
                                                                                                           -------------------------
                                                                                                             13,314,107       7.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $135,135,669)                 175,988,333      97.5
------------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                          $4,259,955  BlackRock Liquidity Series, LLC
                                                                      Cash Sweep Series I, 5.18% (c)(d)       4,259,955       2.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $4,259,955)                     4,259,955       2.4
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $139,395,624)                 180,248,288      99.9
------------------------------------------------------------------------------------------------------------------------------------

                                                           Number of
                                                           Contracts  Options Written
------------------------------------------------------------------------------------------------------------------------------------
            Call Options Written                               2,000  Wells Fargo & Co., expiring October
                                                                      2006 at USD 35, Broker
                                                                      Morgan Stanley                           (292,600)     (0.2)
            ------------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Written
                                                                      (Premiums Received - $122,008)           (292,600)     (0.2)
------------------------------------------------------------------------------------------------------------------------------------

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust
Schedule of Investments as of September 30, 2006

                                                                                                                         Percent of
                                                                                                               Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments, Net of Options
                                                                      Written (Cost - $139,273,616*)       $179,955,688      99.7%

                                                                      Other Assets Less Liabilities             583,748       0.3
                                                                                                           -------------------------
                                                                      Net Assets                           $180,539,436     100.0%
                                                                                                           =========================

* The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 142,333,164
                                                                  =============
      Gross unrealized appreciation                               $  39,750,247
      Gross unrealized depreciation                                  (2,127,723)
                                                                  -------------
      Net unrealized appreciation                                 $  37,622,524
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                    Net                 Interest
      Affiliate                                  Activity                Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series I                     $3,044,325              $ 29,839
      --------------------------------------------------------------------------

(d)   Represents the current yield as of September 30, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ----------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Basic Value Principal Protected Fund of BlackRock Principal Protected Trust

Date: November 17, 2006